Note 15 - Commitments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Remainder of 2017	$5,742,994
2018	6,318,665
2019	4,846,377
2020	2,627,912
2021	667,892
Thereafter	231,105
Total	$20,434,945

Years Ending December 31,
2017	$7,943,370
2018	6,318,665
2019	4,846,377
2020	2,627,912
2021	667,892
Thereafter	231,105
Total	$22,635,322

Schedule of Rent Expense [Table Text Block]
	Three Months Ended March 31,
	2017	2016
Points of Presence	$2,106,103	$2,075,658
Corporate offices	81,524	149,147
Other	97,256	121,489
Total	$2,284,884	$2,346,294

	Year Ended December 31,
	2016	2015
Points of Presence	$8,491,235	$8,180,389
Corporate offices	335,713	382,234
Other	552,177	414,618
Total	$9,379,125	$8,977,241

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Total Capital lease obligation:
Remainder of 2017	$564,851
2018	161,770
Subtotal	726,621
Less: Interest Expense	(31,709)
Total	$694,912

Total Capital lease obligation:
Current	$665,874
Long-term	29,038
Total	$694,912

Years Ending December 31,
2017	$837,811
2018	143,796
Sub-Total	981,607
Less: Interest expense	31,895
Total capital lease obligations	$949,712
Current	$791,009
Long-Term	$158,703